LOSS PER SHARE INFORMATION (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
LOSS PER SHARE INFORMATION AS FOLLOWS:
Net Loss	$ (131,493)	$ (631,453)	$ (1,987,166)	$ (1,803,104)
Basic Weighted-Average Shares Outstanding	17,801,313	11,433,730	15,473,339	6,172,504
Stock options	$ 0	$ 0	$ 0	$ 0
Diluted Weighted-Average Shares Outstanding	17,801,313	11,433,730	15,473,339	6,172,504
Basic Loss per Share.	$ (0.01)	$ (0.06)	$ (0.13)	$ (0.29)
Diluted Loss per Share.	$ (0.01)	$ (0.06)	$ (0.13)	$ (0.29)